Note 23 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total	$ (7,406)	$ 47,705
Fair Value, Inputs, Level 1 [Member]
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Total	(7,406)	47,705
Fair Value, Inputs, Level 3 [Member]
Total	0	0
Foreign Exchange Forward [Member]
Interest rate -asset position		3,529
Interest rate -liability position	(1,369)
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position		0
Interest rate -liability position	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position		3,529
Interest rate -liability position	(1,369)
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position		0
Interest rate -liability position	0
Forward Freight Agreements [Member]
Interest rate -asset position		11,210
Interest rate -liability position	(19,155)
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position		0
Interest rate -liability position	0
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position		11,210
Interest rate -liability position	(19,155)
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position		0
Interest rate -liability position	0
Bunker Swap Agreements [Member]
Interest rate -asset position	37
Interest rate -liability position	(484)	(2,509)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
Interest rate -liability position	0	0
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	37
Interest rate -liability position	(484)	(2,509)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0
Interest rate -liability position	0	0
EUA Futures [Member]
Interest rate -asset position	307
EUA Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
EUA Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	307
EUA Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0
Interest Rate Swap [Member]
Interest rate -asset position	20,530	20,691
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	20,530	20,691
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Interest Rate Cap [Member]
Interest rate -asset position	11,115	26,417
Interest Rate Cap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	11,115	26,417
Interest Rate Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Cross Currency Interest Rate Contract [Member]
Interest rate -liability position	(18,387)	(11,633)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0	0
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(18,387)	(11,633)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	$ 0	$ 0